INVESTMENT IN NOVEL LABORATORIES INC. (Details Textual) (USD $)	12 Months Ended				12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2006 Novel Laboratories Inc [Member]	Mar. 31, 2010 Wolters Kluwer [Member]
Noncontrolling Interest, Ownership Percentage by Parent				10.00%
Total Revenues	$ 3,403,526	$ 2,424,118			$ 80,000,000
Investment in Novel Laboratories, Inc.	$ 3,329,322	$ 3,329,322	$ 3,329,322